Subsequent Events	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Subsequent Events

Note 16. Subsequent Events

On October 16, 2025, the Company closed a registered direct offering (the “2025 Registered Direct Offering”) with certain institutional investors providing for the issuance and sale of 3,125,000 ADSs of the Company. The ADSs have been offered and sold together with series E warrants to purchase up to an aggregate of 3,125,000 ADSs (“Series E Warrants”) and series F warrants to purchase up to an aggregate of 3,125,000 ADSs (“Series F Warrants”, and, with the Series E Warrants, the “Warrants”), which are being issued in a concurrent private placement. The combined purchase price per each ADS and accompanying Warrants sold in the 2025 Registered Direct Offering was $0.80. The aggregate gross proceeds from the 2025 Registered Direct Offering were $2.5 million, excluding any proceeds from any future exercises of Warrants.

The Series E Warrants have an exercise price of $0.98 per share, subject to customary adjustments as set forth therein, are exercisable commencing on the effective date (the “Shareholder Approval Date”) of shareholder approval of the issuance of the ADSs issuable upon exercise of the Warrants (the “Shareholder Approval”), and will have a 5-year term from the Shareholder Approval Date. The Series F Warrants have an exercise price of $0.98 per share, subject to customary adjustments as set forth therein, are exercisable on the Shareholder Approval Date, and will have a thirty-month term from the Shareholder Approval Date. If at the time of exercise there is no effective registration statement registering the ADSs underlying the Warrants, the Warrants may be exercised on a cashless basis. The Company has agreed to file a registration statement registering for resale the ADSs issuable upon exercise of the Warrants and the Placement Agent Warrants (defined below) within 30 days of the Closing Date.

The Company entered into a placement agency agreement (the “Placement Agent Agreement”) with Ladenburg Thalmann & Co. Inc. (the “Placement Agent”), pursuant to which the Company paid $262,500 in cash at closing of the 2025 Registered Direct Offering. The Placement Agent also received warrants (the “Placement Agent Warrants”) on substantially the same terms as the Series E Warrants in an amount equal to 4.0% of the aggregate number of ADSs sold in the 2025 Registered Direct Offering to purchase up to 125,000 ADSs, at an exercise price of $1.00 per share and will have a 5-year term expiring October 14, 2030.

Note 13. Subsequent Events

The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. In some instances, such subsequent events may require retroactive adjustment to information reported at the balance sheet date.

Settlement of the November 2023 Note Payable

On February 28, 2025, the Company signed a Settlement Agreement and Release for full satisfaction of the outstanding principal and accrued interest owed on the November 2023 Note (Note 6) in the amount of $325,000. Payment was made in March 2025.

March 2025 Private Placement

On March 2, 2025, the Company entered into a securities purchase agreement (the “March 2025 Purchase Agreement”) with certain investors, including the Company’s Chairman, Dr. Hoyoung Huh, director, President and Chief Executive Officer, Dr. Samir R. Patel, and all other members of the Company’s board, pursuant to which the Company agreed to sell and issue in a private placement (the “March 2025 Offering”) an aggregate of 6,637,626 unregistered ADSs, each representing 2,000 of the Company’s ordinary shares (the “Shares”), or prefunded warrants in lieu thereof (“Pre-Funded Warrants”), and, in each case, Series A warrants to purchase ADSs (“Series A Warrants”) and Series B warrants to purchase ADSs (“Series B Warrants”), together with the Pre-Funded Warrants and Series A Warrants, the “Warrants,” and together with the ADSs or Pre-Funded Warrants, the “Units”)). The Units consist of (i) for investors committing less than $1.0 million in the March 2025 Offering (“Tier 1 Investors”) one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase one ADS and a Series B Warrant to purchase one ADS, (ii) for investors committing at least $1.0 million but less than $3.0 million in the March 2025 Offering (“Tier 2 Investors”) one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase 1.25 ADSs and a Series B Warrant to purchase one ADS, and (iii) for investors committing $3.0 million or more in the March 2025 Offering (“Tier 3 Investors”), one ADS or Pre-Funded Warrant plus a Series A Warrant to purchase 1.5 ADSs and a Series B Warrant to purchase one ADS. The purchase price per Unit for investors purchasing ADSs is equal to $0.87 plus (a) $0.25 for Tier 1 Investors, (b) $0.28125 for Tier 2 Investors, or (c) $0.3125 for Tier 3 Investors (the “ADS Unit Purchase Price”). The purchase price per Pre-Funded Warrant and accompanying Series A Warrant and Series B Warrant is equal to $0.67 (which represents the ADS purchase price minus the $0.20 exercise price for such Pre-Funded Warrant) plus (a) $0.25 for Tier 1 Investors, (b) $0.28125 for Tier 2 Investors, or (c) $0.3125 for Tier 3 Investors (the “Pre-Funded Unit Purchase Price”).

As part of the March 2025 Offering, Dr. Huh agreed to purchase $1 million of Units, with the purchase price thereof to be satisfied through his agreement to cancel and extinguish $1.0 million of notes previously issued to him by the Company (the “Note Termination”) for an equal amount of ordinary shares and warrants.

The gross proceeds from the March 2025 Offering are expected to be approximately $6.6 million, net of the $1.0 million from the Note Termination, before deducting placement agent fees and other offering expenses payable by the Company.

The placement agent will be paid three percent (3%) of the total number of ADSs issued in the March 2025 Offering, including any of the ADSs issuable upon exercise of the Pre-Funded Warrants (excluding the ADSs issued to Dr. Huh in respect to the Note Termination).

Legal Settlement

On March 3, 2025, the Company signed a Settlement Agreement and Mutual Release with a former consultant to settle the demand letter claims received in December 2024 (Note 10). The agreement requires the Company to make a payment in the amount of $0.3 million in nine equal monthly installments beginning in March 2025. In addition, the agreement allows for the terms of the restricted stock unit award to continue to govern, including the continued vesting of the restricted stock units through the first anniversary of the grant (May 1, 2025).

Appointment of New President and Chief Executive Officer

On March 14, 2025, the Company entered into an Executive Offer of Employment Agreement (as amended by a subsequent Chief Executive Officer Letter Agreement, dated March 18, 2025, the “Employment Agreement”) with Mr. Abizer Gaslightwala pursuant to which Mr. Gaslightwala will serve as the President and Chief Executive Officer of the Company, effective on or around April 21, 2025. Mr. Gaslightwala will earn a base salary, which includes an annual cash bonus target, and receive share-based payment compensation based on time service and the achievement of specific performance criteria.

Note Payable, Related Party

On March 17, 2025, Dr. Huh’s January 2024 Note (Note 9) was amended to extend the maturity date to December 31, 2025.

Peak Bio, Inc. [Member]
Subsequent Events

14. Subsequent Events

On November 1, 2024, the Company entered into a Multi-Party Repayment and General Release Agreement with a former non-executive employee who after his resignation served as the Company’s consultant. Under the terms of the agreement, the parties agreed on a repayment plan of $65,600 in accrued wages earned during the employment and $76,800 in accrued consulting fees earned in consulting capacity. Under the terms of the repayment plan, the former employee will receive $5,000 at the execution of the agreement and the remainder in twenty four equal payments of $5,724 beginning March 1, 2025 with the final payment on February 1, 2027.

On November 1, 2024, the Company entered into a Repayment and General Release agreement with a former non-executive employee under which the parties agreed on a repayment plan of $53,247 in accrued wages. Per the terms of the agreement, the former employee will receive twenty four equal payments of $2,219 beginning March 1, 2025 with the final payment on February 1, 2027.

On November 1, 2024, the Company entered into a Repayment agreement with a executive employee under which the parties agreed on a repayment plan of $110,991 in accrued bonus. Per the terms of the agreement, the executive employee will receive twenty four equal payments of $4,625 beginning July 1, 2025 with the final payment on June 1, 2027.

On November 1, 2024, the Company received Conditional Conversion Notices from the holders of the April 2023 Convertible Notes, pursuant to which the holders have elected to convert an aggregate of $2,205,801 in accrued principal and all accrued interest into common stock shares of the Company immediately before the closing of the Merger. The conversion is contingent upon the merger closing within 30 days of the notice.

15. Subsequent Events

The Company did not identify any subsequent events that require adjustment or disclosure in the consolidated financial statements, other than what has already been disclosed in the notes to the consolidated financial statements and below.

In January and February 2024, the Company completed additional closes of the December 2023 Convertible Notes pursuant to which (i) the Company issued new notes with the principal amount of $738,000 and (ii) $240,000 of April 2023 Convertible Notes were exchanged for December 2023 Convertible Notes.

In January 2024, we received proceeds from a Senior Secured Promissory Note (the “Secured Note”) in the amount of $750,000 from our founder and director, Hoyoung Huh (the “Key Company Stockholder”). In accordance with the terms of the Secured Note, the Company, together with its subsidiaries, also entered into a Security Agreement with Dr. Huh (the “Security Agreement”). The Secured Note has a maturity date on January 23, 2025 and carries an interest rate of 15% per annum. As security for payment of the Secured Note, the Security Agreement grants and assigns to Dr. Huh a security interest in all of the assets of the Company and its subsidiaries.

In May 2024, the Company entered into a secured convertible promissory note agreement pursuant to which the Company issued convertible notes in the aggregate principal amount of $1,324,500 (the “May 2024 Convertible Notes”).

In July 2024, the Company completed a final closing of the May 2024 Convertible Notes and entered into a secured convertible promissory note agreement pursuant to which the Company issued convertible notes in the aggregate principal amount of $2,175,000 (the “May 2024 Convertible Notes”).

The May 2024 Convertible Notes carry an interest rate of 10% per annum, have a maturity date of December 18, 2024. The terms of the May 2024 Convertible Notes provide for automatic conversion of the outstanding principal amount of the notes and all accrued and unpaid interest upon a business combination (as defined in the agreement) into the Company common stock at the Conversion Price. The Conversion Price is determined by reference to the purchase price payable in connection with such business combination, multiplied by 50%, where the price per share of the common stock is determined by reference to the 30-day volume weighted average price of our common stock on the public exchange immediately prior to conversion. In conjunction with the May 2024 Convertible Notes, we entered into the Security Agreement which grants and assigns the May 2024 convertible note holders a senior security interest in all of the assets of the Company and its subsidiaries.

In consideration for its services in respect of the financing described above, the Company paid Paulson Investment Company, LLC (the “May 2024 Placement Agent”) the commission of $200,000. Further, upon conversion of the May 2024 Convertible Notes into Common Stock of the Company, the May 2024 Placement Agent will receive shares of restricted common stock of the Company equal to 4% of the total number of shares of common stock received upon conversion of May 2024 Convertible Notes on certain notes with a principal value of $2,500,000.